CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Total Revenue	$ 0	$ 2,234	$ 0	$ 6,544
Operating expenses:
Research and development	29,944	7,228	34,705	13,306
General and administrative	15,589	6,805	24,564	12,098
Intangibles impairment charge	27,764	0	27,764	0
Change in fair value of contingent consideration	(37,300)	13,600	(50,200)	61,760
Total operating expenses	35,997	27,633	36,833	87,164
Loss from Operations	(35,997)	(25,399)	(36,833)	(80,620)
Other income (expense), net	162	(43)	191	(46)
Loss Before Taxes	(35,835)	(25,442)	(36,642)	(80,666)
Benefit (provision) from income taxes	3,875	0	3,875	(288)
Net Loss After Taxes	(31,960)	(25,442)	(32,767)	(80,954)
Net loss attributable to common stockholders - basic	(31,960)	(25,442)	(32,767)	(80,954)
Net loss attributable to common stockholders - diluted	$ (31,960)	$ (25,442)	$ (32,767)	$ (80,954)
Net loss per common share - basic (in dollars per share)	$ (0.16)	$ (0.15)	$ (0.16)	$ (0.49)
Net loss per common share - diluted (in dollars per share)	$ (0.16)	$ (0.15)	$ (0.16)	$ (0.49)
Weighted-average common shares outstanding - basic (in shares)	199,464,000	175,393,000	199,464,000	166,264,000
Weighted-average common shares outstanding - diluted (in shares)	199,464,000	175,393,000	199,464,000	166,264,000
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	us-gaap:LicenseMember	us-gaap:LicenseMember	us-gaap:LicenseMember	us-gaap:LicenseMember